Customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Customer deposits
Schedule of Customer deposits

	December 31,	December 31,
	2022	2023
	US$	US$
Advances for real estate properties	1,866,575,083	1,279,142,157
Add: increase in revenue recognized in excess of amounts received from customers	—	—
Less: recognized as progress billings	(586,058,078)	(539,128,802)
Customer deposits (Note 2(i))	1,280,517,005	740,013,355